Loan and Lease Segment and Class Balances Segregated by Borrower Ratings into "One to Three", "Four to Five" and "Six to Nine" (Watch List) Categories (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Residential Real Estate	$ 10,300.0	$ 10,400.0
Commercial Real Estate	2,955.8	2,859.8
Lease Financing, net	975.1	1,035.0
Total Loans and Leases	29,385.5	29,504.5
1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	13,955.8	13,332.0
4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	14,620.2	15,240.4
6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
Total Loans and Leases	809.5	932.1
Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	7,375.8	7,468.5
Commercial Real Estate	2,955.8	2,859.8
Lease Financing, net	975.1	1,035.0
Non-U.S.	954.7	1,192.3
Other	358.6	341.6
Total Loans and Leases	12,620.0	12,897.2
Commercial | 1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	4,432.5	4,291.8
Commercial Real Estate	1,053.7	888.6
Lease Financing, net	685.7	647.1
Non-U.S.	442.8	542.7
Other	157.7	167.2
Total Loans and Leases	6,772.4	6,537.4
Commercial | 4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	2,801.5	3,040.6
Commercial Real Estate	1,748.7	1,710.9
Lease Financing, net	285.0	382.3
Non-U.S.	511.9	646.6
Other	200.9	174.4
Total Loans and Leases	5,548.0	5,954.8
Commercial | 6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	141.8	136.1
Commercial Real Estate	153.4	260.3
Lease Financing, net	4.4	5.6
Non-U.S.		3.0
Total Loans and Leases	299.6	405.0
Personal
Financing Receivable, Recorded Investment [Line Items]
Residential Real Estate	10,271.3	10,375.2
Private Client	6,445.6	6,130.1
Other	48.6	102.0
Total Loans and Leases	16,765.5	16,607.3
Personal | 1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
Residential Real Estate	3,204.6	3,003.3
Private Client	3,957.6	3,741.3
Other	21.2	50.0
Total Loans and Leases	7,183.4	6,794.6
Personal | 4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
Residential Real Estate	6,563.6	6,868.2
Private Client	2,481.2	2,365.4
Other	27.4	52.0
Total Loans and Leases	9,072.2	9,285.6
Personal | 6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
Residential Real Estate	503.1	503.7
Private Client	6.8	23.4
Total Loans and Leases	$ 509.9	$ 527.1